INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of income tax and social contribution expense (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
INCOME AND SOCIAL CONTRIBUTION TAXES
Statutory tax rate	34	34
Income tax rate	25.00%	25.00%
Social contribution tax rate	9.00%	9.00%
Income before taxes	R$ 6,394,535	R$ 11,277,490	R$ 5,730,773
Income and social contribution tax expenses, at the tax rate of 34%	(2,174,142)	(3,834,347)	(1,948,463)
Equity pickup, net of effects from interest on equity received and surplus value of the assets purchased attributed to the Company (Note 11)	256	(1,988)	537
Unclaimed interest on equity	(13,825)	(14,426)	(21,843)
Temporary differences in subsidiaries			2,007
Non-deductible expenses, gifts, incentives	(84,487)	(76,671)	(94,413)
Deferred taxes recognized in subsidiaries on tax loss carryforwards, negative basis and temporary differences referring to prior years			132,080
Tax benefit related to interest on equity allocated	879,920	1,547,000	821,657
Other (additions) exclusions	(1,243)	31,200	(13,545)
Tax debits	R$ (1,393,521)	R$ (2,349,232)	R$ (1,121,983)
Effective rate	21.8	20.8	19.6
Current income and social contribution taxes	R$ (101,246)	R$ (832,485)	R$ (580,578)
Deferred income and social contribution taxes	R$ (1,292,275)	R$ (1,516,747)	R$ (541,405)